Long-Term Debt (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Line of Credit [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate During Period	1.60%	1.90%
2.7% Senior Notes due 2019 [Member]
Debt Instrument [Line Items]
Senior notes fixed interest rate	2.70%	2.70%
Debt Instrument, Unamortized Discount (Premium), Net	(0.5)	(0.5)
7.125% Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Senior notes fixed interest rate	7.125%	7.125%
Debt Instrument, Unamortized Discount (Premium), Net	21.1	21.9
4.4% Senior Notes due 2024 [Member]
Debt Instrument [Line Items]
Senior notes fixed interest rate	4.40%	4.40%
Debt Instrument, Unamortized Discount (Premium), Net	3.1	3.2
5.6% Senior Notes due 2044 [Member]
Debt Instrument [Line Items]
Senior notes fixed interest rate	5.60%	5.60%
Debt Instrument, Unamortized Discount (Premium), Net	(0.3)	(0.3)
5.05% Senior Notes due 2045 [Member]
Debt Instrument [Line Items]
Senior notes fixed interest rate	5.05%	5.05%
Debt Instrument, Unamortized Discount (Premium), Net	(1.6)	(1.7)